Property, plant and equipment - Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment.
Acquisitions through business combinations, property, plant and equipment		$ 1,132,871	$ 1,132,871
Depreciation expense	$ 1,265,391	$ 1,226,917	$ 1,075,788